EQUITY (Details 3) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net unrealized gains on securities:
Net change for the year	¥ 174,184	¥ 158,510	¥ 94,577
Net unrealized gains on derivative financial instruments:
Net change for the year	(111)	(167)	8
Pension adjustments:
Net change for the year	(7,688)	2,380	(11,677)
Foreign currency translation adjustments:
Net change for the year	60,758	45,845	55,468
Total other comprehensive income (loss)	227,143	206,568	138,376
Kyocera Corporation Shareholders' Equity
Net unrealized gains on securities:
Amount arising during the year	272,884	250,322	151,607
Reclassification adjustments for gains and losses realized in net income	(510)	(2,861)	(3,800)
Net change for the year	272,374	247,461	147,807
Net unrealized gains (losses) on derivative financial instruments:
Amount arising during the year	(469)	(692)	(170)
Reclassification adjustments for gains and losses realized in net income	304	370	182
Net change for the year	(165)	(322)	12
Pension adjustments:
Amount arising during the year	(6,885)	5,341	(13,508)
Reclassification adjustments for gains and losses realized in net income	(2,190)	(1,746)	(1,940)
Net change for the year	(9,075)	3,595	(15,448)
Foreign currency translation adjustments:
Amount arising during the year	52,179
Reclassification adjustments for gains and losses realized in net income	(28)
Net change for the year	52,151	40,214	48,648
Other comprehensive income (loss)	315,285	290,948	181,019
Net unrealized gains on securities:
Amount arising during the year	(98,336)	(89,956)	(55,708)
Reclassification adjustments for gains and losses realized in net income	20	1,030	2,414
Net change for the year	(98,316)	(88,926)	(53,294)
Net unrealized gains on derivative financial instruments:
Amount arising during the year	116	204	24
Reclassification adjustments for gains and losses realized in net income	(63)	(74)	(34)
Net change for the year	53	130	(10)
Pension adjustments:
Amount arising during the year	907	(1,939)	3,689
Reclassification adjustments for gains and losses realized in net income	885	667	648
Net change for the year	¥ 1,792	¥ (1,272)	¥ 4,337
Foreign currency translation adjustments
Other comprehensive income (loss)	¥ (96,471)	¥ (90,068)	¥ (48,967)
Net unrealized gains on securities:
Amount arising during the year	174,548	160,366	95,899
Reclassification adjustments for gains and losses realized in net income	(490)	(1,831)	(1,386)
Net change for the year	174,058	158,535	94,513
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(353)	(488)	(146)
Reclassification adjustments for gains and losses realized in net income	241	296	148
Net change for the year	(112)	(192)	2
Pension adjustments:
Amount arising during the year	(5,978)	3,402	(9,819)
Reclassification adjustments for gains and losses realized in net income	(1,305)	(1,079)	(1,292)
Net change for the year	(7,283)	2,323	(11,111)
Foreign currency translation adjustments:
Amount arising during the year	52,179
Reclassification adjustments for gains and losses realized in net income	(28)
Net change for the year	52,151	40,214	48,648
Total other comprehensive income (loss)	¥ 218,814	¥ 200,880	¥ 132,052